Offsets	Mar. 31, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Oncolytics Biotech Inc.
Form or Filing Type	S-8
File Number	333-279926
Initial Filing Date	Jun. 04, 2024
Fee Offset Claimed	$ 126.40
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, no par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 783,126.85
Offset Note	Offset Note 2.a. Represents Common Stock to be issued upon exercise of options to be granted under the Existing Stock Option Plan and vesting and settlement of awards granted under the Existing Incentive Share Award Plan. Offset Note 2.b. Represents Common Stock to be issued upon exercise of outstanding options granted under the Existing Stock Option Plan.
Termination / Withdrawal Statement	The Company previously registered the Common Shares to be issued upon exercise of options to be granted under the Existing Stock Option Plan and to be issued upon vesting and settlement of awards granted under the Existing Incentive Share Award Plan pursuant to a registration statement on Form S-8 dated June 4, 2024 (the "Prior Form S-8"). In connection with the Company's previously announced two-step redomestication from Alberta, Canada, to the State of Nevada in the United States, each outstanding option and restricted share unit settleable into Common Shares of the Company pursuant to the Existing Stock Option Plan and the Existing Incentive Share Award Plan remained exercisable for or able to be settled into an equivalent number of shares of Common Stock for the equivalent exercise price per share (if applicable), without any action by the holder. In connection with the filing of the Prior Form S-8, the Company made a contemporaneous fee payment in the amount of $1,077.56, which included (i) $530.92 of fees paid in connection with the registration of Common Stock to be issued upon exercise of options to be granted under the Existing Stock Option Plan and vesting and settlement of awards granted under the Existing Incentive Award Plan, (ii) $17.23 of fees paid in connection with the registration of Common Stock to be issued upon vesting and settlement of outstanding awards granted under the Existing Incentive Award Plan and (iii) $529.41 of fees paid in connection with the registration of Common Stock to be issued upon exercise of outstanding options granted under the Existing Stock Option Plan. Of those shares of Common Stock registered, shares of Common Stock having an aggregate offering price of $6,444,089.70 have been sold as of the date hereof pursuant to the Prior Form S-8, which is the sum of the aggregate offering price of $2,930,612.15 of shares of Common Stock sold pursuant to the exercise of options granted under the Existing Stock Option Plan and vesting and settlement of awards granted under the Existing Incentive Award Plan and $3,513,477.55 of shares of Common Stock sold pursuant to the exercise of outstanding options granted under the Existing Stock Option Plan. Pursuant to Rule 457(p) under the Securities Act, $126.40 of the registration fees that were paid with respect to securities that were previously registered pursuant to the Prior Form S-8 and were not sold thereunder is offset against the registration fee of $4,658.51 due for this offering. The remaining balance of the registration fee, $4,532.11, is being paid herewith in connection with the filing of this Registration Statement. The Company has terminated the offering that included the unsold securities under the Prior Form S-8.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Oncolytics Biotech Inc.
Form or Filing Type	S-8
File Number	333-279926
Filing Date	Jun. 04, 2024
Fee Paid with Fee Offset Source	$ 126.40